Balance Sheet - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Non-current assets
Goodwill	€ 16,687	€ 16,881	€ 16,974
Intangible assets	12,011	11,520	9,481
Property, plant and equipment	10,050	10,411	11,063
Pension asset for funded schemes in surplus	2,340	2,173	1,334
Deferred tax assets	1,000	1,085	1,255
Financial assets	642	675	685
Other non-current assets	619	557	615
Total non-current assets	43,349	43,302	41,407
Current assets
Inventories	4,246	3,962	4,162
Trade and other current receivables	6,821	5,222	6,215
Current tax assets	505	488	328
Cash and cash equivalents	3,991	3,317	5,016
Other financial assets	866	770	825
Assets held for sale	3,404	3,224	52
Current assets	19,833	16,983	16,598
Total assets	63,182	60,285	58,005
Current liabilities
Financial liabilities	10,670	7,968	5,081
Trade payables and other current liabilities	13,779	13,426	13,322
Current tax liabilities	924	1,088	992
Provisions	472	525	424
Liabilities held for sale	143	170	1
Total current liabilities	25,988	23,177	19,820
Non-current liabilities
Financial liabilities	18,951	16,462	14,552
Non-current tax liabilities	324	118	116
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	1,157	1,225	1,277
Unfunded schemes	1,460	1,509	1,619
Provisions	719	794	1,001
Deferred tax liabilities	1,966	1,913	2,053
Other non-current liabilities	316	700	749
Total non-current liabilities	24,893	22,721	21,367
Total liabilities	50,881	45,898	41,187
Equity
Total equity attributable to owners of parent	11,583	13,629	16,203
Non-controlling interests	718	758	615
Total equity	12,301	14,387	16,818
Total liabilities and equity	€ 63,182	€ 60,285	€ 58,005